Available-for-sale Debt Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale Debt Investments
Fair value of available-for-sale investments			¥ 313	¥ 309
Total accumulated unrealized loss on available-for-sale debt investments recorded in accumulated other comprehensive income			¥ 41,800	¥ 41,800
Particle | Series D1 convertible redeemable preferred shares
Available-for-sale Debt Investments
Percentage of equity interests owned by the Company on an as-if converted basis			0.60%
Available for sale securities debt securities number of shares outstanding			4,584,209	4,584,209
Fair value of available-for-sale investments			¥ 300	¥ 300
Humanistic Intelligence
Available-for-sale Debt Investments
Fair value of available-for-sale investments			¥ 0	¥ 0
Proportion of equity interest acquired considered as available-for-sale debt securities	6.04%
Impairment related to credit losses on the available-for-sale debt investment		¥ 6,000